Leases - Schedule of the Maturity of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of the Maturity of Operating Lease Liabilities [Abstract]
2026	$ 310,292
Total lease payments	310,292
Less: imputed interest	(6,112)
Total lease liabilities	$ 304,180	$ 578,758